Related Party Transactions (Schedule of Outstanding Balances Due from/to Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shanda [Member] CNY		Dec. 31, 2012 Shanda [Member] CNY		Dec. 31, 2013 Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] CNY
Amounts due from related parties:
Accounts receivable from companies under common control by Shanda	$ 6,300	38,138	89,127
Other receivables from related parties				236	[1]	1,035,432	[1]	70,962	1,865,946
Amounts due to related parties:
Accounts payable to companies under common control by Shanda	3,420	20,704	40,087
Deferred acquisition consideration payable to Shanda	143,295	867,464	0
Other payables to companies under common control by Shanda	$ 467	2,827	990,404

[1]	Change principally represents settlement via non-cash exchange in satisfaction of a portion of the total consideration due for the acquisition of certain businesses from Shanda Online (Note 4).